Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Provision for credit losses	$ 1,268,962	$ 1,260,557
Depreciation and amortization	185,676	162,980
Net operating loss carryforward	2,496,584	1,388,155
Valuation allowance	(2,932,049)	(1,831,039)
Total deferred tax assets	$ 1,019,173	$ 980,653